UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ironclad Managed Risk Fund
(Ticker Symbol: IRONX)

SEMI-ANNUAL REPORT
March 31, 2014

Ironclad Managed Risk Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ironclad Managed Risk Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

www.IroncladFunds.com

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.9%
	CALL OPTIONS – 0.9%
	S&P 500 Index
300	Exercise Price: $1,870.00, Expiration Date: April 4, 2014	$307,500
400	Exercise Price: $1,875.00, Expiration Date: April 4, 2014	302,000
300	Exercise Price: $1,880.00, Expiration Date: April 4, 2014	162,000
300	Exercise Price: $1,855.00, Expiration Date: April 17, 2014	829,500
400	Exercise Price: $1,860.00, Expiration Date: April 17, 2014	964,000
200	Exercise Price: $1,865.00, Expiration Date: April 17, 2014	418,000
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $3,401,678)	2,983,000

Principal Amount

	SHORT-TERM INVESTMENTS – 70.8%
$219,773,911	UMB Money Market Fiduciary, 0.01%1	219,773,911
	SHORT-TERM INVESTMENTS (Cost $219,773,911)	219,773,911

	TOTAL INVESTMENTS – 71.7% (Cost $223,175,589)	222,756,911
	Other Assets in Excess of Liabilities – 28.3%	87,853,574

	TOTAL NET ASSETS –100.0%	$310,610,485

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.4)%
	CALL OPTIONS – (0.3)%
	S&P 500 Index
(500)	Exercise Price: $1,890.00, Expiration Date: April 4, 2014	(116,250)
(300)	Exercise Price: $1,895.00, Expiration Date: April 4, 2014	(42,750)
(200)	Exercise Price: $1,900.00, Expiration Date: April 4, 2014	(18,000)
(300)	Exercise Price: $1,885.00, Expiration Date: April 17, 2014	(306,000)
(400)	Exercise Price: $1,890.00, Expiration Date: April 17, 2014	(326,000)
(200)	Exercise Price: $1,895.00, Expiration Date: April 17, 2014	(127,000)
	TOTAL CALL OPTIONS (Proceeds $1,377,292)	(936,000)

	PUT OPTIONS – (0.1)%
	S&P 500 Index
(300)	Exercise Price: $1,800.00, Expiration Date: April 4, 2014	(19,500)
(300)	Exercise Price: $1,815.00, Expiration Date: April 4, 2014	(34,500)
(400)	Exercise Price: $1,820.00, Expiration Date: April 4, 2014	(55,000)
(300)	Exercise Price: $1,770.00, Expiration Date: April 17, 2014	(66,750)

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
(300)	Exercise Price: $1,780.00, Expiration Date: April 17, 2014	$(88,500)
(300)	Exercise Price: $1,785.00, Expiration Date: April 17, 2014	(90,000)
	TOTAL PUT OPTIONS (Proceeds $1,180,057)	(354,250)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $2,557,349)	$(1,290,250)

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
SUMMARY OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	70.8%
Purchased Options Contracts	0.9%
Total Investments	71.7%
Other Assets in Excess of Liabilities	28.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $219,773,911)	$219,773,911
Purchased options contracts, at value (cost $3,401,678)	2,983,000
Segregated cash with broker	88,554,840
Receivables:
Investment securities sold	720,200
Fund shares sold	504,183
Interest	1,831
Prepaid expenses	3,297
Total assets	312,541,262

Liabilities:
Written options contracts, at value (proceeds $2,557,349)	1,290,250
Payables:
Fund shares redeemed	269,238
Investment securities purchased	23,400
Advisory fees	286,169
Administration fees	29,548
Fund accounting fees	13,958
Transfer agent fees and expenses	6,789
Custody fees	4,526
Auditing fees	4,407
Chief Compliance Officer fees	705
Accrued other expenses	1,787
Total liabilities	1,930,777

Net Assets	$310,610,485

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$291,597,054
Accumulated net investment loss	(1,930,755)
Accumulated net realized gain on puchased options contracts and written options contracts	20,095,765
Net unrealized appreciation (depreciation) on:
Purchased options contracts	(418,678)
Written options contracts	1,267,099
Net Assets	$310,610,485

Shares of beneficial interest issued and outstanding	27,225,716
Net asset value per share	$11.41

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2014 (Unaudited)

Investment Income:
Interest	$24,212
Total investment income	24,212

Expenses:
Advisory fees	1,876,278
Administration fees	42,484
Fund accounting fees	13,958
Transfer agent fees	6,789
Custody fees	4,526
Auditing fees	4,407
Miscellaneous	3,894
Shareholder reporting fees	2,964
Legal fees	2,425
Chief compliance officer fees	1,455
Trustees' fees and expenses	970

Total expenses	1,960,150
Advisory Fee waived	(5,183)
Net expenses	1,954,967
Net investment loss	(1,930,755)

Realized and Unrealized Gain (Loss) from Purchased Options Contracts and Written Options Contracts:
Net realized gain on:
Purchased options contracts	20,566,521
Written options contracts	5,023,561
Net realized gain	25,590,082
Net change in unrealized appreciation/depreciation on:
Purchased options contracts	58,378
Written options contracts	1,226,660
Net change in unrealized appreciation/depreciation	1,285,038
Net realized and unrealized gain on purchased options contracts
and written options contracts	26,875,120

Net Increase in Net Assets from Operations	$24,944,365

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,930,755)	$(3,138,909)
Net realized gain on purchased options contracts and
written options contracts	25,590,082	14,238,106
Net change in unrealized appreciation/depreciation on
purchased options contracts and written options contracts	1,285,038	(436,617)
Net increase in net assets resulting from operations	24,944,365	10,662,580

Distributions to Shareholders:
From net realized gains	(16,593,275)	(16,699,884)
Total distributions to shareholders	(16,593,275)	(16,699,884)

Capital Transactions:
Net proceeds from shares sold	51,723,129	157,445,411
Reinvestment of distributions	14,185,952	12,946,405
Cost of shares redeemed1	(70,756,258)	(60,592,933)
Net increase (decrease) in net assets from capital transactions	(4,847,177)	109,798,883

Total increase in net assets	3,503,913	103,761,579

Net Assets:
Beginning of period	307,106,572	203,344,993
End of period	$310,610,485	$307,106,572

Accumulated net investment loss	$(1,930,755)	$-

Capital Share Transactions:
Shares sold	4,615,908	14,428,739
Shares reinvested	1,302,659	1,221,359
Shares redeemed	(6,358,378)	(5,525,443)
Net increase (decrease) from capital share transactions	(439,811)	10,124,655

1	Net of redemption fee proceeds of $3,195, and $20,181, respectively.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2014 (Unaudited)		For the Year Ended September 30, 2013		For the Year Ended September 30, 2012		For the Period October 14, 2010* through September 30, 2011
Net asset value, beginning of period	$11.10		$11.59		$10.52		$10.00
Income from Investment Operations:
Net investment loss1	(0.07)		(0.13)		(0.14)		(0.12)
Net realized and unrealized gain on investments	0.97		0.55		1.68		0.74
Total from investment operations	0.90		0.42		1.54		0.62

Less Distributions:
From net realized gain	(0.59)		(0.91)		(0.47)		(0.10)
Total distributions	(0.59)		(0.91)		(0.47)		(0.10)

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$11.41		$11.10		$11.59		$10.52

Total return3	8.39%	4	3.95%		15.05%		6.23%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$310,610		$307,107		$203,345		$100,659

Ratio of expenses to average net assets before fees waived including interest expense	1.26%	5	1.25%		1.25%		1.26%	5
Ratio of expenses to average net assets after fees waived including interest expense	1.25%	5	1.25%		1.25%		1.26%	5
Ratio of expenses to average net assets after fees waived excluding interest expense	1.25%	5	1.25%		1.25%		1.25%	5
Ratio of net investment loss to average net assets after fees waived including interest expense	(1.24)%	5	(1.22)%		(1.23)%		(1.20)%	5

Portfolio turnover rate	-%	4	-%		-%		-%	4

*	Commencement of operations.
1	Based on average daily shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

Note 1 – Organization
Ironclad Managed Risk Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

Under normal circumstances, the Fund’s primary strategy consists of purchasing and selling put and call options on equity indexes and exchange traded funds (“ETFs”).  The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets.  The Fund’s investment advisor seeks to reduce the overall volatility of returns of the Fund by managing a portfolio of options.  For defensive purposes or if the options expire, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency.  When the Fund takes a defensive position, the Fund may not achieve its investment objective.

Transactions in option contracts written for the six months ended March 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Outstanding at September 30, 2013	2,900	$2,064,689
Options written	46,810	29,344,128
Options terminated in closing purchasing transactions	(11,980)	(8,861,119)
Options expired	(33,930)	(19,990,349)
Options exercised	-	-
Outstanding at March 31, 2014	3,800	$2,557,349

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

(e) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment loss or net realized gain may differ from the character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

(f) Money Market Investments
The Ironclad Managed Risk Fund invests a significant amount (70.8% as of March 31, 2014) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets, and is subject to the risk of the financial condition of UMB Bank.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ironclad Investments LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) to 1.25% of the average daily net assets.  This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the period February 1, 2014 through March 31, 2014, the Advisor waived $5,183.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At March 31, 2014, the amount of these potentially recoverable expenses was $5,183. The Advisor may recapture all or a portion of this amount no later the September 30, 2017.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended March, 31 2014 are reported on the Statement of Operations.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

Note 4 – Federal Income Taxes
At March 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$223,175,589

Gross unrealized appreciation	$233,923
Gross unrealized depreciation	(652,601)

Net unrealized depreciation	$(418,678)

As of September 30, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$2,381,147
Undistributed long-term capital gains	8,281,194
Tax accumulated earnings	10,662,341

Accumulated capital and other losses	-
Net unrealized depreciation	-
Total accumulated earnings	$10,662,341

The tax character of the distributions paid during the fiscal year ended September 30, 2013 and September 30, 2012 were as follows:

Distributions paid from:	2013	2012
Ordinary Income	$5,827,583	$1,775,675
Net long-term capital gains	10,872,301	2,678,758
Total distributions paid	$16,699,884	$4,454,433

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2014, the Fund received $3,195 in redemption fees, and $20,181 in 2013.

Note 6 – Investment Transactions
The Fund’s primary strategy consists of selling put options on exchange traded funds (“ETFs”) and equity indexes.  The Fund did not have any purchases or sales of investments with maturities of one year or more during the six months ended March 31, 2014.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts containing a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s assets carried at fair value:

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Purchased Options Contracts	$-	$2,983,000	$-	$2,983,000
Short-Term Investments
Money Market	219,773,911	-	-	219,773,911
Total Assets	$219,773,911	$2,983,000	$-	$222,756,911

Liabilities
Written Options Contracts	$-	$1,290,250	$-	$1,290,250

*The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the six months ended March 31, 2014.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of March 31, 2014 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$2,983,000	Written options contracts, at value	$1,290,250
Total		$2,983,000		$1,290,250

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$20,566,521	$5,023,561
Total	$20,566,521	$5,023,561

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$58,378	$1,226,660	$1,285,038
Total	$58,378	$1,226,660	$1,285,038

Ironclad Managed Risk Fund
NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2014 (Unaudited)

Note 10 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

The Fund’s Statement of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description/Financial Instrument	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Written options contracts, at value - liability	1,290,250	-	(1,290,250)	-

Total collateral amount presented in the Statement of Assets and Liabilities is $88,554,840, resulting in collateral in excess of market value of written options of $87,264,590.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on December 5, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved an amended Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Ironclad Investments, LLC (the “Investment Advisor”) with respect to the Ironclad Managed Risk Fund series of the Trust (the “Fund”).  In approving the amended Advisory Agreement, the Board, including the Independent Trustees, determined that approval of the amended Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
At meetings held in August and September 2013, in connection with the Board’s annual review of the original Advisory Agreement between the Trust and the Investment Advisor with respect to the Fund, the Board considered the Fund’s prior unitary fee structure and determined that given the increasing size of the Fund’s assets it would be appropriate to consider changing the Fund’s fee structure to a more traditional structure with a specified investment advisory fee and expense limitation, to ensure that any economies of scale would benefit the Fund’s shareholders.  The Board renewed the Advisory Agreement through December 31, 2013, but determined that Trust management should work with the Investment Advisor to change the Fund’s fee structure as discussed above and determine the appropriate investment advisory fee for the Fund.

In advance of the December meeting, the Board received a memorandum from counsel to the Trust and the Independent Trustees regarding the proposed change in the Fund’s fee structure, and the proposed amendments to the Advisory Agreement.  At the meeting the Board reviewed reports regarding the proposed investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from Morningstar’s Moderate Allocation Universe.  In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.

In approving the amended Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
At the August and September meetings, the Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the annualized total return of the Fund for the one-year period ended June 30, 2013, was higher than the CBOE S&P 500 Putwrite Index return by four basis points, but was below the return of the S&P 500 Index (by 1,304 basis points) and the median return of the funds in the group of comparable funds selected by Morningstar from its Moderate Allocation Universe and its Long/Short Equity Universe (by eight basis points) and the median return of funds in the Moderate Allocation Universe (by 440 basis points).  In considering the Fund’s performance, the Board considered the Fund’s unique investment strategies, which the Board noted differed significantly from those of many of the other funds in its Performance Peer Group and made construction of an appropriate peer group difficult.

Ironclad Managed Risk Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities for day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee, Expense Ratio, Profitability and Economies of Scale
At the December meeting the Board considered information included in the meeting materials regarding the proposed investment advisory fee and total expenses of the Fund.  The Board observed that the Fund’s proposed advisory fee of 1.10% (at the Fund’s current asset level) and the cap on total expenses of 1.25% were lower than the respective Expense Peer Group and Moderate Allocation Universe medians.  The Board also noted that the amended Advisory Agreement provides for fee breakpoints that in effect pass economies of scale on to the Fund’s shareholders. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the amended Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

At the August and September meetings, the Trustees noted that the Investment Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client.  The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, and determined that the level of profitability was reasonable. In addition the Board considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including its receipt of investment advisory fees and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the amended Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the amended Advisory Agreement.

Ironclad Managed Risk Fund
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/1/13 to 3/31/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees.  Therefore, the information should be in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/13	3/31/14	10/1/13 – 3/31/14
Actual Performance	$1,000.00	$1,083.90	$6.51
Hypothetical (5% annual return before expenses)	1,000.00	1,018.68	6.31

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Ironclad Managed Risk Fund
a series of the Investment Managers Series Trust

Investment Advisor
Ironclad Investments LLC
160 International Parkway, Suite 250
Heathrow, Florida  32746

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ironclad Managed Risk Fund	IRONX	461418 642

Privacy Principles of the Ironclad Managed Risk Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ironclad Managed Risk Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 979-IRON (4766) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 979-IRON (4766) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 979-IRON (4766).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ironclad Managed Risk Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 979-IRON (4766)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date:	6/05/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date:	6/05/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date:	6/05/14